COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Purchase commitments	$ 12,970	$ 13,047
Guarantees, pledges and other collateral	7,917	8,632
Capital expenditure commitments	338	354
Other commitments	1,116	3,143
Total	$ 22,341	$ 25,176